Financial assets and liabilities (Details 8) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Other financial assets current	$ 300,180,651	$ 315,947,743
Other financial assets non current	184,566,743	19,682,130
Fee And Commission Expenses [Member]
IfrsStatementLineItems [Line Items]
Other financial assets non current	8,308,300
T S M [Member]
IfrsStatementLineItems [Line Items]
Other financial assets non current	464,016	512,011
T M B [Member]
IfrsStatementLineItems [Line Items]
Other financial assets non current	538,511	619,791
Sub Total 1 [Member]
IfrsStatementLineItems [Line Items]
Other financial assets non current	9,310,827
Sub Total [Member]
IfrsStatementLineItems [Line Items]
Other financial assets non current		1,131,802
Total [Member]
IfrsStatementLineItems [Line Items]
Other financial assets non current	484,747,394	335,629,873
Financial Assets At Fair Value Through Profit Or Loss [Member]
IfrsStatementLineItems [Line Items]
Other financial assets current	300,180,651	315,947,743
Other financial assets non current	175,255,916	18,550,328
Financial Assets At Fair Value Through Profit Or Loss [Member] | Public Debt Securities Issued By National Government [Member]
IfrsStatementLineItems [Line Items]
Other financial assets current	243,001,397	175,391,638
Financial Assets At Fair Value Through Profit Or Loss [Member] | Public Debt Securities [Member]
IfrsStatementLineItems [Line Items]
Other financial assets current		120,850,508
Other financial assets non current	1,243,245	981,345
Financial Assets At Fair Value Through Profit Or Loss [Member] | Mutual Funds [Member]
IfrsStatementLineItems [Line Items]
Other financial assets current	48,421,706	15,976,562
Financial Assets At Fair Value Through Profit Or Loss [Member] | Stocks And Corporate Bonds [Member]
IfrsStatementLineItems [Line Items]
Other financial assets current	7,359,492	1,551,091
Financial Assets At Fair Value Through Profit Or Loss [Member] | Mutual Loan Agreements [Member]
IfrsStatementLineItems [Line Items]
Other financial assets current	7,172
Financial Assets At Fair Value Through Profit Or Loss [Member] | Interests Rate Swap [Member]
IfrsStatementLineItems [Line Items]
Other financial assets current	1,390,884	2,177,944
Other financial assets non current	4,199,140	6,549,281
Financial Assets At Fair Value Through Profit Or Loss [Member] | Interest In Companies Abra Silver Resource Corp [Member]
IfrsStatementLineItems [Line Items]
Other financial assets non current	$ 169,813,531	$ 11,019,702